Share-Based Compensation (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Mar. 30, 2011	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period to vest award		5 years
Number of employees affected by plan modification		84
Incremental compensation expense from plan modification		$ 149	$ 0	$ 0
IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage				33.33%
Share-based compensation expense		2,503	1,964	7,997
2011 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		6,163	5,782	12,900
Share-based compensation related income tax benefits		(678)	(88)	(2,807)
Percentage of total outstanding shares of the entity immediately follow the IPO that is authorized under equity incentive plan	2.50%
ADBV Long-Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		(3,772)	1,875	(15,746)
Share-based compensation related income tax benefits		905	334	4,424
Stock Option [Member] | 2011 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of stock options and restricted stock granted during period		491	1,807	3,051
Restricted Share Units [Member] | 2011 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of stock options and restricted stock granted during period		2,723	3,056	3,030
Second Anniversary Of Grant Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		40.00%
Second Anniversary Of Grant Date [Member] | 2011 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		40.00%	40.00%	40.00%
Three Years Following The Grant Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period to vest award		3 years
Award vesting percentage		20.00%
Three Years Following The Grant Date [Member] | 2011 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period to vest award		3 years
Award vesting percentage		20.00%	20.00%	20.00%
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental compensation expense from plan modification		$ 149